Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Summary of Intangible Assets

	Client Relationships	Contract Backlog	Software	Other	Total
	$	$	$	$	$
Cost
December 31, 2020	325.0	2.6	39.3	2.0	368.9
Additions	—	—	48.5	0.7	49.2
Additions arising on acquisitions	152.6	51.5	—	1.6	205.7
Removal of fully amortized assets	(8.7)	(4.1)	(13.0)	(0.2)	(26.0)
Impact of foreign exchange	(5.7)	0.2	(0.1)	—	(5.6)
December 31, 2021	463.2	50.2	74.7	4.1	592.2
Additions	—	—	25.7	—	25.7
Additions arising on acquisitions	13.1	1.7	0.5	—	15.3
Removal of fully amortized assets	(24.3)	(6.1)	(12.3)	(1.7)	(44.4)
Disposals	—	—	—	(1.4)	(1.4)
Impact of foreign exchange	19.9	2.8	0.4	0.2	23.3
December 31, 2022	471.9	48.6	89.0	1.2	610.7
Accumulated amortization
December 31, 2020	163.2	—	23.7	—	186.9
Amortization	32.5	6.8	20.4	0.3	60.0
Removal of fully amortized assets	(8.7)	(4.1)	(13.0)	(0.2)	(26.0)
Impact of foreign exchange	(2.0)	0.1	(0.1)	—	(2.0)
December 31, 2021	185.0	2.8	31.0	0.1	218.9
Amortization	45.6	33.3	24.2	1.5	104.6
Removal of fully amortized assets	(24.3)	(6.1)	(12.3)	(1.7)	(44.4)
Impact of foreign exchange	9.3	1.4	0.4	0.1	11.2
December 31, 2022	215.6	31.4	43.3	—	290.3
Net book value
December 31, 2021	278.2	47.4	43.7	4.0	373.3
December 31, 2022	256.3	17.2	45.7	1.2	320.4